Environmental Reclamation Liabilities (Details) - USD ($)		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Environmental Reclamation Liabilities
Aggregate undiscounted cost of the obligation			$ 7,473,805
Environmental liability expense	$ 7,473,805	$ 4,564,611	$ 12,198,651
Payment for cash collateral		$ 7,500,000
Cash collateral for a surety bond	$ 3,000,000